Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY PATHWAY FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 01, 2020
Inflation-Linked Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Inflation-Linked Fixed Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return that exceeds the rate of inflation over an economic cycle.
Expense [Heading]	rr_ExpenseHeading	Fund fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Annual Advisory Program Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the Fund)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 1, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 143% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	143.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated.The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Fund’s contractual fee waiver is only reflected in the first year of the example. The figures are calculated based upon total annual Fund operating expenses and a maximum annual fee of 2.00% for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income securities. The Fund seeks to allocate assets among investments to achieve the highest level of real return (total return less the rate of inflation). The Fund will shift its investments among the following general asset classes: inflation-indexed securities issued by governments, corporations, and municipal issuers; investment grade fixed income securities and high-yield fixed income securities (i.e., junk bonds) issued by governments, corporations, and municipal issuers; and short-term non-dollar denominated debt securities. The Fund may also, to a lesser extent, invest in equity securities with high correlation to broad measures of inflation.

Inflation-indexed securities are fixed income securities that are structured to provide protection against inflation. The value of the security’s principal or the interest income paid on the security will be adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as their inflation measure. Inflation-indexed securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.

The Fund invests primarily in investment grade debt securities; however, the Fund may invest up to 20% of its total assets in below investment grade debt securities (i.e., junk bonds), as rated by Moody’s, S&P or Fitch or, if unrated, determined by the Sub-adviser (as defined below) to be of comparable credit quality to such a rating. The Fund may also invest up to 30% of its total assets in foreign currency denominated securities, including emerging market securities. For purposes of pursuing its investment goal, the Fund may enter into currency-related transactions involving certain derivative instruments, including currency and cross currency forward contracts. The use of derivative currency transactions may allow the Fund to reduce a specific risk exposure of a portfolio security or its denominated currency or to obtain net long exposure to selected currencies. Under normal market conditions, the Fund will seek to limit its foreign currency exposure to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts, or swap agreements, or in mortgage- or asset- backed securities, subject to applicable law and any other restrictions described in this Prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund.

The Fund’s principal risks include:
  Interest Rate Risk, the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with longer average portfolio duration will be more sensitive to changes in interest rates than a fund with shorter average portfolio duration.
  Call Risk, the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.
  Credit Risk, the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.
  High Yield Risk, the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.
  Market Risk, the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.
  Issuer Risk, the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
  Liquidity Risk, the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.
  Derivatives Risk, the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities), include liquidity, interest rate, market, and credit risks, each of which is described herein. Derivative instruments also may be difficult to accurately price due to their complexity, particularly derivative instruments that are traded off an exchange (also known as “over the counter”). Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations. For derivatives traded on exchanges, the primary credit risk is the creditworthiness of the Fund’s clearing broker or the exchange itself.
  LIBOR Transition Risk refers to the fact that a commonly used interest rate, the London Interbank Offered Rate, may no longer be calculated after 2021. The process of transitioning to a new rate might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR.
  Equity Risk, the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.
  Mortgage-Related and Other Asset-Backed Securities risk, the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk, and credit risk.
  Asset-Backed Securities Risk, exists when the Fund invests in asset-backed securities which are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Asset-backed securities are subject to many of the same risks as mortgage-backed securities including prepayment and extension risk. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.
  Foreign (Non-U.S.) Investment Risk, the risk that investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.
  Emerging Markets Risk, the risk of investing in emerging market securities, primarily increased foreign investment risk.
  Sovereign Debt Risk, the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from the issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.
  Currency Risk, the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign currencies.
  Leveraging Risk, the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.
  Short Sale Risk, the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the risks of investing in the Fund please see the Fund details section of this Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee (see Annual Advisory Program Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/wealth-investmentsolutions/cgcm.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund also compares its performance with the Lipper Inflation Protected Bond Funds Average. The Lipper Inflation Protected Bond Funds Average is composed of funds that invest primarily in inflation-indexed fixed income securities issued in the United States that are structured to provide protection against inflation.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/wealth-investmentsolutions/cgcm
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns (%) as of December 31, 2018 Inflation-Linked Fixed Income Fund
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These programs charge an annual fee (see Annual Advisory Program Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Fund’s best and worst calendar quarters Best: 1.52% 2nd quarter 2016 Worst: (1.85)% 4th quarter 2016 Year-to-date: 7.00% (through 3rd quarter 2019)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Fund’s benchmark is the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index. Unlike the Fund, the benchmark is unmanaged and does not include any fees or expenses. An investor cannot invest directly in an index.

The Fund also compares its performance with the Lipper Inflation Protected Bond Funds Average. The Lipper Inflation Protected Bond Funds Average is composed of funds that invest primarily in inflation-indexed fixed income securities issued in the United States that are structured to provide protection against inflation.
Inflation-Linked Fixed Income Fund | Inflation-Linked Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum annual fees in the TRAK® Pathway, Consulting Group Advisor, Select UMA or Portfolio Management investment advisory programs (as a percentage of prior quarter-end net assets)	rr_MaximumAccountFeeOverAssets	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.85%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.30%	[1],[2]
AFTER 1 YEAR	rr_ExpenseExampleYear01	$ 333
AFTER 3 YEARS	rr_ExpenseExampleYear03	1,025
AFTER 5 YEARS	rr_ExpenseExampleYear05	1,741
AFTER 10 YEARS	rr_ExpenseExampleYear10	$ 3,636
2017	rr_AnnualReturn2017	3.15%
2018	rr_AnnualReturn2018	(2.05%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.85%)
1 YEAR	rr_AverageAnnualReturnYear01	(2.05%)	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar. 08, 2016	[3]
Inflation-Linked Fixed Income Fund | Return After Taxes on Distributions | Inflation-Linked Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(3.38%)	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar. 08, 2016	[3]
Inflation-Linked Fixed Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Inflation-Linked Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(1.21%)	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar. 08, 2016	[3]
Inflation-Linked Fixed Income Fund | Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(1.26%)	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar. 08, 2016	[3]
Inflation-Linked Fixed Income Fund | Lipper Inflation Protected Bond Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(1.64%)	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar. 08, 2016	[3]

[1]	Effective January 1, 2020, CGAS (defined herein) has contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep the Fund’s management fees from exceeding the total amount of sub-advisory fees paid by CGAS plus 0.20% based on average net assets. This contractual waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by CGAS plus 0.20%, and will not affect the Fund’s total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until January 1, 2021. The agreement may be amended or terminated only with the consent of the Board of Trustees.
[2]	Includes interest expense which represents 0.55%.
[3]	Fund (without advisory program fee)